UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10085

Hillman Capital Management Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)  (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2009

March 31, 2009

(Unaudited)

The Hillman Advantage Equity Fund

The Hillman Focused Advantage Fund

No Load Shares

Class A Shares

Class B Shares

Class C Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Capital Management Funds (“Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Ave., Raleigh, NC 27603, Phone 1-866-515-4626.

Investments in the Hillman Capital Management Funds (“Funds”) are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting its investment objective. Investment in the Funds is also subject to the following risks: market risk, investment advisor risk, management style risk. In addition, the Focused Advantage Fund is also subject to the following risks: non-diversified status risk, and sector focus risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.hillmancapital.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.hillmancapital.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of the Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about May 29, 2009.

For More Information on Your Hillman Capital Management (Hillman) Mutual Funds:

See Our Website @ www.hillmancapital.com

or

Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Fund Expenses (Unaudited) (Continued)

The Hillman Advantage Equity Fund No Load Shares	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period*
Actual	$1,000.00	$731.40	$6.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.70	$7.29

The Hillman Advantage Equity Fund Class A Shares	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period*
Actual	$1,000.00	$738.10	$5.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.14

The Hillman Advantage Equity Fund Class B Shares	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period*
Actual	$1,000.00	$732.60	$4.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.45	$5.54

The Hillman Advantage Equity Fund Class C Shares	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period*
Actual	$1,000.00	$732.00	$5.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.49

*Expenses are equal to the Fund’s six month expense ratio (1.45% for the No Load, 1.22% for Class A, 1.10% for Class B, and 1.29% for Class C) multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six months) divided by 365 (to reflect the semi-annual period).

The Hillman Focused Advantage Fund No Load Shares	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period**
Actual	$1,000.00	$695.90	$6.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.70	$7.29

The Hillman Focused Advantage Fund Class A Shares	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period**
Actual	$1,000.00	$695.50	$6.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.50	$7.49

The Hillman Focused Advantage Fund Class B Shares	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period**
Actual	$1,000.00	$694.10	$9.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.16	$10.85

The Hillman Focused Advantage Fund Class C Shares	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period**
Actual	$1,000.00	$694.40	$9.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.96	$11.05

** Expenses are equal to the Fund’s six month expense ratio (1.45% for the No Load, 1.49% for Class A, 2.16% for Class B, and 2.20% for Class C) multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six months) divided by 365 (to reflect the semi-annual period).

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2009
	Shares	Value (Note 1)

COMMON STOCKS - 92.64%

Consumer Discretionary - 15.84%
Black & Decker Corp.	6,600	$ 208,296
Brinker International, Inc.	11,700	176,670
Harley-Davidson, Inc.	16,600	222,274
* Starbucks Corp.	18,000	199,980
Target Corp.	5,300	182,267
The Walt Disney Co.	9,100	165,256
Time Warner Cable, Inc.	535	13,280
Time Warner, Inc.	6,400	123,518
		1,291,541
Consumer Staples - 7.43%
Clorox Co.	3,100	159,588
McCormick & Co., Inc.	4,900	144,893
Sysco Corp.	6,800	155,040
Wal-Mart Stores, Inc.	2,800	145,880
		605,401
Energy - 3.78%
Exxon Mobil Corp.	2,100	143,010
* Transocean Ltd	2,800	164,752
		307,762
Financials - 10.10%
American Express Co.	11,000	149,930
Host Hotels & Resorts Inc., REIT	34,800	136,416
JPMorgan Chase & Co.	6,700	178,086
The Allstate Corp.	8,200	157,030
The Goldman Sachs Group, Inc.	1,900	201,438
		822,900
Health Care - 9.72%
Aetna, Inc.	6,200	150,846
* Amgen, Inc.	3,200	158,464
Johnson & Johnson	3,100	163,060
Merck & Co., Inc.	6,000	160,500
Pfizer, Inc.	11,700	159,354
		792,224

		(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Industrials - 14.54%
	3M Co.	3,100	$ 154,132
	Boeing Co.	4,500	160,110
	FedEx Corp.	4,100	182,409
	General Electric Co.	17,900	180,969
	Goodrich Corp.	4,500	170,505
	Honeywell International, Inc.	6,100	169,946
	Ingersoll-Rand Co., Ltd	12,100	166,980
			1,185,051
Information Technology - 23.13%
*	Adobe Systems, Inc.	8,000	171,120
*	Cisco Systems, Inc.	9,700	162,669
	Corning, Inc.	13,500	179,145
*	Google, Inc.	500	174,030
	Hewlett-Packard Co.	5,500	176,330
	International Business Machines Corp.	1,800	174,402
	Microsoft Corp.	9,900	181,863
	Oracle Corp.	10,200	184,314
	Texas Instruments, Inc.	9,800	161,798
	The Western Union Co.	14,800	186,036
*	Yahoo!, Inc.	10,500	134,505
			1,886,212
Materials - 2.25%
	E.I. Du Pont de Nemours & Co.	8,200	183,106
			183,106
Telecommunications - 3.96%
	AT&T, Inc.	6,100	153,720
	Verizon Communications, Inc.	5,600	169,120
			322,840
Utilities - 1.89%
	American Electric Power Co., Inc.	6,100	154,086
			154,086

	Total Common Stocks (Cost $10,046,175)		7,551,123

INVESTMENT COMPANY - 6.66%
§	HighMark 100% US Treasury Money Market Fund, 0.02%	542,474	542,474

	Total Investment Company (Cost $542,474)		542,474

(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of March 31, 2009
		Shares	Value (Note 1)

Total Value of Investments (Cost $10,588,649) - 99.30%			$ 8,093,597

Other Assets Less Liabilities - 0.70%			57,417

Net Assets - 100%			$ 8,151,014

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
REIT - Real Estate Investment Company

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	15.84%	$ 1,291,541
Consumer Staples	7.43%	605,401
Energy	3.78%	307,762
Financials	10.10%	822,900
Health Care	9.72%	792,224
Industrials	14.54%	1,185,051
Information Technology	23.13%	1,886,212
Materials	2.25%	183,106
Telecommunications	3.96%	322,840
Utilities	1.89%	154,086
Other	6.66%	542,474
Total	99.30%	$ 8,093,597

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2009
	Shares	Value (Note 1)

COMMON STOCKS - 96.14%

Consumer Discretionary - 5.44%
* Starbucks Corp.	68,700	$ 763,257
		763,257
Consumer Staples - 5.16%
McCormick & Co, Inc.	24,500	724,465
		724,465
Energy - 9.30%
Exxon Mobil Corp.	10,000	681,000
* Transocean Ltd	10,600	623,704
		1,304,704
Financials - 13.87%
Host Hotels & Resorts, Inc.	115,800	453,936
JPMorgan Chase & Co.	28,600	760,188
The Goldman Sachs Group, Inc.	6,900	731,538
		1,945,662
Health Care - 8.99%
Aetna, Inc.	23,400	569,322
Pfizer, Inc.	50,800	691,896
		1,261,218
Industrials - 19.79%
Boeing Co.	17,800	633,324
General Electric Co.	73,200	740,052
Goodrich Corp	19,400	735,066
Ingersoll-Rand Co Ltd	48,400	667,919
		2,776,361
Information Technology - 19.85%
* Adobe Systems, Inc.	30,000	641,700
Corning, Inc.	55,600	737,812
Hewlett-Packard Co.	21,600	692,496
Microsoft Corp.	38,900	714,593
		2,786,601
Materials - 5.31%
E.I. Du Pont de Nemours & Co.	33,400	745,822
		745,822
Telecommunications - 8.43%
AT&T, Inc.	26,100	657,720
Verizon Communications, Inc.	17,400	525,480
		1,183,200

Total Common Stocks (Cost $22,863,203)	13,491,290

(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2009
		Shares	Value (Note 1)

INVESTMENT COMPANY - 2.81%
§	HighMark 100% US Treasury Money Market Fund, 0.02%	393,602	$ 393,602

Total Investment Company (Cost $393,602)			393,602

Total Value of Investments (Cost $23,256,805) - 98.95%			$ 13,884,892

Other Assets Less Liabilities - 1.05%			147,614

Net Assets - 100%			$ 14,032,506

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	5.44%	$ 763,257
Consumer Staples	5.16%	724,465
Energy	9.30%	1,304,704
Financials	13.87%	1,945,662
Health Care	8.99%	1,261,218
Industrials	19.79%	2,776,361
Information Technology	19.85%	2,786,601
Materials	5.31%	745,822
Telecommunications	8.43%	1,183,200
Other	2.81%	393,602
Total	98.95%	$ 13,884,892

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)
	Advantage Equity	Focused Advantage
As of March 31, 2009	Fund	Fund

Assets:
Investments, at cost	$ 10,588,649	$ 23,256,805
Investments, at value (note 1)	$ 8,093,597	$ 13,884,892
Receivables:
Investments sold	371,411	1,472,596
Fund shares sold	2,245	43,809
Dividends and interest	12,678	22,084
Prepaid expenses
Fund accounting fees	4,606	5,320
Compliance fees	656	656
Other expenses	19,095	26,946
Due from affiliates:
Advisor (note 2)	24,683	22,593
Total Assets	8,528,971	15,478,896

Liabilities:
Payables:
Investments purchased	364,137	1,418,392
Fund shares repurchased	366	16,185
Accrued expenses	13,360	11,813
Disbursements in excess of cash demand	94	-
Total Liabilities	377,957	1,446,390

Net Assets	$ 8,151,014	$ 14,032,506
Net Assets Consist of:
Capital	$ 13,579,888	$ 50,797,066
Accumulated net investment income	9,189	57,168
Accumulated net realized loss on investments	(2,943,011)	(27,449,815)
Net unrealized depreciation on investments	(2,495,052)	(9,371,913)
Total Net Assets	$ 8,151,014	$ 14,032,506

No Load Shares Outstanding, no par value (unlimited shares authorized)	1,141,051	2,029,534
Net Assets - No Load Shares	$ 8,129,117	$ 13,639,144
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$ 7.12	$ 6.72

Class A Shares Outstanding, no par value (unlimited shares authorized)	937	27,395
Net Assets - Class A Shares	$ 6,805	$ 184,506
Net Asset Value and Redemption Price Per Share	$ 7.26	$ 6.73
Offering Price Per Share (Net Asset Value ÷ 94.25%)	$ 7.70	$ 7.14

Class B Shares Outstanding, no par value (unlimited shares authorized)	938	11,249
Net Assets - Class B Shares	$ 6,772	$ 75,097
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$ 7.22	$ 6.68

Class C Shares Outstanding, no par value (unlimited shares authorized)	1,151	19,849
Net Assets - Class C Shares	$ 8,320	$ 133,759
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$ 7.23	$ 6.74
(a) Class B and C shares have a contingent deferred sales charge (note 1).

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Operations
(Unaudited)
	Advantage Equity	Focused Advantage
For the six month period ended March 31, 2009	Fund	Fund

Investment Income:
Dividends	$ 144,595	$ 274,725

Total Income	144,595	274,725

Expenses:
Advisory fees (note 2)	49,446	87,899
Administration fees (note 2)	11,967	12,405
Transfer agent fees (note 2)	20,996	23,739
Registration and filing administration fees (note 2)	16,022	16,022
Fund accounting fees (note 2)	27,419	27,799
Compliance services fees (note 2)	3,864	3,864
Custody fees (note 2)	2,984	6,290
Distribution and service fees - No Load Shares (note 3)	12,325	21,436
Distribution and service fees - Class A Shares (note 3)	18	251
Distribution and service fees - Class B Shares (note 3)	35	413
Distribution and service fees - Class C Shares (note 3)	43	737
Legal fees	12,041	12,041
Audit and tax preparation fees	7,979	7,979
Registration and filing expenses	12,401	16,321
Printing expenses	200	1,247
Trustees' fees and meeting expenses	3,141	3,092
Securities pricing fees	1,995	872
Other operating expenses	6,733	16,207

Total Expenses	189,609	258,614

Expenses reimbursed by advisor (note 2)	(66,284)	(38,550)
Advisory fees waived (note 2)	(49,446)	(87,899)
Distribution and service fees waived (note 3)	(2,253)	(3,508)

Net Expenses	71,626	128,657

Net Investment Income	72,969	146,068

Net Realized and Unrealized Loss from Investments:
Net realized loss from investments	(2,933,594)	(6,800,779)
Change in unrealized depreciation on investments	(1,288,365)	(2,154,630)

Net Realized and Unrealized Loss on Investments	(4,221,959)	(8,955,409)

Net Decrease in Net Assets Resulting from Operations	$ (4,148,990)	$ (8,809,341)

See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Changes in Net Assets
	Advantage Equity Fund		Focused Advantage Fund
	March 31,	September 30,	March 31,	September 30,
For the six month period or fiscal year ended	2009 (a)	2008	2009 (a)	2008

Operations:
Net investment income	$ 72,969	$ 171,955	$ 146,068	$ 834,160
Net realized (loss) gain from investment transactions	(2,933,594)	524,942	(6,800,779)	(18,075,122)
Capital gain distributions from other
investment companies	-	27,536	-	193,293
Change in unrealized depreciation on investments	(1,288,365)	(6,452,019)	(2,154,630)	(14,573,512)
Net Decrease in Net Assets
Resulting from Operations	(4,148,990)	(5,727,586)	(8,809,341)	(31,621,181)
Distributions to Shareholders: (note 5)
Net investment income - No Load Shares	(72,807)	(161,533)	(178,599)	(731,029)
Net investment income - Class A Shares	(48)	(902)	(2,181)	(5,462)
Net investment income - Class B Shares	(61)	(145)	(753)	(1,502)
Net investment income - Class C Shares	(65)	(160)	(1,366)	(2,168)
Net realized gain from investment transactions -
No Load Shares	(60,220)	(1,627,185)	-	(8,299,490)
Net realized gain from investment transactions -
Class A Shares	(42)	(6,278)	-	(34,082)
Net realized gain from investment transactions -
Class B Shares	(41)	(764)	-	(9,308)
Net realized gain from investment transactions -
Class C Shares	(51)	(763)	-	(42,279)
Decrease in Net Assets Resulting from Distributions	(133,335)	(1,797,730)	(182,899)	(9,125,320)
Capital Share Transactions: (note 7)
No Load Shares
Shares sold	88,941	480,780	587,852	45,158,468
Reinvested dividends and distributions	132,661	1,767,063	164,673	8,600,168
Shares repurchased	(2,234,590)	(6,301,988)	(8,017,105)	(88,916,832)
Class A Shares
Shares sold	10,126	87,693	63,500	237,715
Reinvested dividends and distributions	89	7,180	2,156	38,748
Shares repurchased	(52,974)	(17,314)	(81,817)	(365,832)
Class B Shares
Shares sold	-	-	3,000	63,800
Reinvested dividends and distributions	103	909	753	10,810
Shares repurchased	-	-	(14,656)	(12,499)
Class C Shares
Shares sold	-	2,500	35,410	96,850
Reinvested dividends and distributions	116	923	1,366	44,447
Shares repurchased	-	-	(117,673)	(206,326)
Decrease in Net Assets
Resulting from Capital Share Transactions	(2,055,528)	(3,972,254)	(7,372,541)	(35,250,483)
Net Decrease in Net Assets	(6,337,853)	(11,497,570)	(16,364,781)	(75,996,984)
Net Assets:
Beginning of Period	14,488,867	25,986,437	30,397,287	106,394,271
End of Period	$ 8,151,014	$14,488,867	$14,032,506	$30,397,287

Accumulated Net Investment Income	$ 9,189	$ 9,201	$ 57,168	$ 93,999
(a) Unaudited.

See Notes to Financial Statements

Hillman Capital Management Funds

Financial Highlights	Advantage Equity Fund
	No Load Shares
For a share outstanding during the	March 31,	September 30,
fiscal year or six month period ended	2009 (b)	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$ 9.87	$ 14.24	$ 13.75	$ 12.76	$ 11.56	$ 10.25
(Loss) Income from Investment Operations:
Net investment income	0.06	0.12	0.07	0.08	0.09	0.13
Net realized and unrealized (loss) gain on securities	(2.71)	(3.48)	1.53	1.23	1.40	1.27
Total from Investment Operations	(2.65)	(3.36)	1.60	1.31	1.49	1.40
Less Distributions:
Dividends (from net investment income)	(0.06)	(0.11)	(0.09)	(0.15)	(0.10)	(0.09)
Distributions (from capital gains)	(0.04)	(0.90)	(1.02)	(0.17)	(0.19)	-
Total Distributions	(0.10)	(1.01)	(1.11)	(0.32)	(0.29)	(0.09)
Net Asset Value, End of Period	$ 7.12	$ 9.87	$ 14.24	$ 13.75	$ 12.76	$ 11.56
Total Return (e)	(26.86%)	(25.05%)	11.99%	10.41%	13.02%	13.63%
Net Assets, End of Period (in thousands)	$ 8,129	$14,408	$ 25,950	$23,544	$20,064	$15,354
Average Net Assets for the Period (in thousands)	$ 9,887	$19,919	$ 25,544	$20,994	$18,682	$14,244
Ratio of Gross Expenses to Average Net Assets (f)	3.83%	(c) 2.66%	2.40%	2.11%	2.18%	2.24%
Ratio of Net Expenses to Average Net Assets (f)	1.45%	(c) 1.48%	1.49%	1.61%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.48%	(c) 0.86%	0.51%	0.67%	0.81%	1.15%
Portfolio Turnover Rate	35.15%	33.61%	12.18%	38.18%	12.11%	17.14%

	Advantage Equity Fund
	Class A Shares
For a share outstanding during the	March 31,	September 30,
fiscal year or six month period ended	2009 (b)	2008	2007	2006 (a)

Net Asset Value, Beginning of Period	$ 9.96	$ 14.38	$ 13.79	$ 12.62
(Loss) Income from Investment Operations:
Net investment income	0.11	0.09	0.10	0.02
Net realized and unrealized (loss) gain on securities	(2.72)	(3.48)	1.55	1.17
Total from Investment Operations	(2.61)	(3.39)	1.65	1.19
Less Distributions:
Dividends (from net investment income)	(0.05)	(0.13)	(0.04)	(0.02)
Distributions (from capital gains)	(0.04)	(0.90)	(1.02)	-
Total Distributions	(0.09)	(1.03)	(1.06)	(0.02)
Net Asset Value, End of Period	$ 7.26	$ 9.96	$ 14.38	$ 13.79
Total Return (d)(e)	(26.19)%	(25.01%)	12.36%	9.43%
Net Assets, End of Period (in thousands)	$ 7	$ 60	$ 12	$ 11
Average Net Assets for the Period (in thousands)	$ 14	$ 75	$ 12	$ 10
Ratio of Gross Expenses to Average Net Assets (f)	2.81% (c)	2.66%	2.15%	2.23% (c)
Ratio of Net Expenses to Average Net Assets (f)	1.22% (c)	1.46%	1.24%	1.24% (c)
Ratio of Net Investment Income to Average Net Assets	1.40% (c)	0.90%	0.76%	0.91% (c)
Portfolio Turnover Rate	35.15%	33.61%	12.18%	38.18%

(a)	For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(b)	Unaudited.
(c)	Annualized.
(d)	Total return does not reflect payment of sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements	(Continued)

Hillman Capital Management Funds

Financial Highlights	Advantage Equity Fund
	Class B Shares
For a share outstanding during the	March 31,	September 30,
fiscal year or six month period ended	2009 (b)	2008	2007	2006 (a)

Net Asset Value, Beginning of Period	$ 10.00	$ 14.44	$ 13.81	$ 12.62
(Loss) Income from Investment Operations:
Net investment income	0.06	0.14	0.10	0.02
Net realized and unrealized (loss) gain on securities	(2.74)	(3.52)	1.55	1.17
Total from Investment Operations	(2.68)	(3.38)	1.65	1.19
Less Distributions:
Dividends (from net investment income)	(0.06)	(0.16)	-	-
Distributions (from capital gains)	(0.04)	(0.90)	(1.02)	-
Total Distributions	(0.10)	(1.06)	(1.02)	-
Net Asset Value, End of Period	$ 7.22	$ 10.00	$ 14.44	$ 13.81
Total Return (d)(e)	(26.74%)	(24.82%)	12.33%	9.43%
Net Assets, End of Period (in thousands)	$ 7	$ 9	$ 12	$ 11
Average Net Assets for the Period (in thousands)	$ 7	$ 11	$ 12	$ 10
Ratio of Gross Expenses to Average Net Assets (f)	5.02% (c)	3.41%	2.15%	2.23%	(c)
Ratio of Net Expenses to Average Net Assets (f)	1.10% (c)	1.24%	1.24%	1.24%	(c)
Ratio of Net Investment Income to Average Net Assets	1.80% (c)	1.11%	0.76%	0.91%	(c)
Portfolio Turnover Rate	35.15%	33.61%	12.18%	38.18%

	Advantage Equity Fund
	Class C Shares
For a share outstanding during the	March 31,	September 30,
fiscal year or six month period ended	2009 (b)	2008	2007	2006 (a)

Net Asset Value, Beginning of Period	$ 10.01	$ 14.44	$ 13.81	$ 12.62
(Loss) Income from Investment Operations:
Net investment income	0.06	0.11	0.10	0.02
Net realized and unrealized (loss) gain on securities	(2.74)	(3.50)	1.55	1.17
Total from Investment Operations	(2.68)	(3.39)	1.65	1.19
Less Distributions:
Dividends (from net investment income)	(0.06)	(0.14)	-	-
Distributions (from capital gains)	(0.04)	(0.90)	(1.02)	-
Total Distributions	(0.10)	(1.04)	(1.02)	-
Net Asset Value, End of Period	$ 7.23	$ 10.01	$ 14.44	$ 13.81
Total Return (d)(e)	(26.80%)	(24.87%)	12.33%	9.43%
Net Assets, End of Period (in thousands)	$ 8	$ 11	$ 12	$ 11
Average Net Assets for the Period (in thousands)	$ 9	$ 12	$ 12	$ 10
Ratio of Gross Expenses to Average Net Assets (f)	5.02%	(c) 3.41%	2.15%	2.23%	(c)
Ratio of Net Expenses to Average Net Assets (f)	1.29%	(c) 1.36%	1.24%	1.24%	(c)
Ratio of Net Investment Income to Average Net Assets	1.61%	(c) 1.02%	0.76%	0.91%	(c)
Portfolio Turnover Rate	35.15%	33.61%	12.18%	38.18%

(a)	For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(b)	Unaudited.
(c)	Annualized.
(d)	Total return does not reflect payment of sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements		(Continued)

Hillman Capital Management Funds

Financial Highlights		Focused Advantage Fund
		No Load Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2009 (b)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$ 9.76		$ 16.15	$ 15.26	$ 14.73	$ 11.82	$ 9.63
(Loss) Income from Investment Operations:
Net investment income	0.08		0.20	0.09	0.09	-	0.03
Net realized and unrealized (loss) gain on securities	(3.04)		(5.17)	1.97	0.95	2.92	2.17
Total from Investment Operations	(2.96)		(4.97)	2.06	1.04	2.92	2.20
Less Distributions:
Dividends (from net investment income)	(0.08)		(0.17)	(0.13)	(0.09)	(0.01)	(0.01)
Distributions (from capital gains)	-		(1.25)	(1.04)	(0.42)	-	-
Total Distributions	(0.08)		(1.42)	(1.17)	(0.51)	(0.01)	(0.01)
Net Asset Value, End of Period	$ 6.72		$ 9.76	$ 16.15	$ 15.26	$ 14.73	$ 11.82
Total Return (e)	(30.41%)		(32.96%)	13.81%	7.15%	24.69%	22.82%
Net Assets, End of Period (in thousands)	$ 13,639		$29,674	$105,093	$78,144	$65,180	$ 11,851
Average Net Assets for the Period (in thousands)	$ 17,196		$84,158	$ 93,766	$88,103	$32,265	$ 8,329
Ratio of Gross Expenses to Average Net Assets (f)	2.93%	(c)	1.74%	1.71%	1.62%	1.89%	2.58%
Ratio of Net Expenses to Average Net Assets (f)	1.45%	(c)	1.48%	1.48%	1.53%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.67%	(c)	0.98%	0.60%	0.57%	0.02%	0.39%
Portfolio Turnover Rate	18.76%		47.31%	37.86%	43.27%	39.94%	37.80%

	Focused Advantage Fund
	Class A Shares

For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2009 (b)		2008	2007	2006 (a)
Net Asset Value, Beginning of Period	$ 9.78		$ 16.21	$ 15.31	$ 13.97
(Loss) Income from Investment Operations:
Net investment income	0.06		0.18	0.06	0.03
Net realized and unrealized (loss) gain on securities	(3.03)		(5.17)	2.03	1.33
Total from Investment Operations	(2.97)		(4.99)	2.09	1.36
Less Distributions:
Dividends (from net investment income)	(0.08)		(0.19)	(0.15)	(0.02)
Distributions (from capital gains)	-		(1.25)	(1.04)	-
Total Distributions	(0.08)		(1.44)	(1.19)	(0.02)
Net Asset Value, End of Period	$ 6.73		$ 9.78	$ 16.21	$ 15.31
Total Return (d)(e)	(30.45)%		(32.94%)	14.03%	9.74%
Net Assets, End of Period (in thousands)	$ 185		$ 294	$ 589	$ 11
Average Net Assets for the Period (in thousands)	$ 201		$ 437	$ 269	$ 10
Ratio of Gross Expenses to Average Net Assets (f)	3.15%	(c)	1.74%	1.71%	1.58%	(c)
Ratio of Net Expenses to Average Net Assets (f)	1.49%	(c)	1.48%	1.48%	1.24%	(c)
Ratio of Net Investment Income to Average Net Assets	1.64%	(c)	1.17%	0.60%	0.93%	(c)
Portfolio Turnover Rate	18.76%		47.31%	37.86%	43.27%

(a)		For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(b) Unaudited.
(c) Annualized.
(d)		Total return does not reflect payment of sales charge, if any.
(e)					Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)					The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements					(Continued)

Hillman Capital Management Funds

Financial Highlights	Focused Advantage Fund
	Class B Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2009 (b)		2008	2007	2006 (a)

Net Asset Value, Beginning of Period	$ 9.71		$ 16.11	$ 15.33	$ 13.97
(Loss) Income from Investment Operations:
Net investment income	0.03		0.06	0.03	0.03
Net realized and unrealized (loss) gain on securities	(3.00)		(5.08)	1.90	1.33
Total from Investment Operations	(2.97)		(5.02)	1.93	1.36
Less Distributions:
Dividends (from net investment income)	(0.06)		(0.13)	(0.11)	-
Distributions (from capital gains)	-		(1.25)	(1.04)	-
Total Distributions	(0.06)		(1.38)	(1.15)	-
Net Asset Value, End of Period	$ 6.68		$ 9.71	$ 16.11	$ 15.33
Total Return (d)(e)	(30.59%)		(33.34%)	12.92%	9.74%
Net Assets, End of Period (in thousands)	$ 75		$ 125	$ 120	$ 11
Average Net Assets for the Period (in thousands)	$ 83		$ 112	$ 35	$ 10
Ratio of Gross Expenses to Average Net Assets (f)	3.88%	(c)	2.49%	2.16%	1.58%	(c)
Ratio of Net Expenses to Average Net Assets (f)	2.16%	(c)	2.15%	1.93%	1.24%	(c)
Ratio of Net Investment Income to Average Net Assets	0.93%	(c)	0.59%	0.15%	0.93%	(c)
Portfolio Turnover Rate	18.76%		47.31%	37.86%	43.27%

	Focused Advantage Fund
	Class C Shares
For a share outstanding during the	March 31,		September 30,
fiscal year or six month period ended	2009 (b)		2008	2007	2006 (a)

Net Asset Value, Beginning of Period	$ 9.78		$ 16.15	$ 15.33	$ 13.97
(Loss) Income from Investment Operations:
Net investment income	0.03		0.06	0.01	0.03
Net realized and unrealized (loss) gain on securities	(3.01)		(5.11)	1.91	1.33
Total from Investment Operations	(2.98)		(5.05)	1.92	1.36
Less Distributions:
Dividends (from net investment income)	(0.06)		(0.07)	(0.06)	-
Distributions (from capital gains)	-		(1.25)	(1.04)	-
Total Distributions	(0.06)		(1.32)	(1.10)	-
Net Asset Value, End of Period	$ 6.74		$ 9.78	$ 16.15	$ 15.33
Total Return (d)(e)	(30.49)%		(33.45%)	13.01%	9.74%
Net Assets, End of Period (in thousands)	$ 134		$ 304	$ 592	$ 11
Average Net Assets for the Period (in thousands)	$ 148		$ 303	$ 390	$ 10
Ratio of Gross Expenses to Average Net Assets (f)	3.88%	(c)	2.49%	2.44%	1.58%	(c)
Ratio of Net Expenses to Average Net Assets (f)	2.20%	(c)	2.21%	2.21%	1.24%	(c)
Ratio of Net Investment Loss to Average Net Assets	1.07%	(c)	0.38%	(0.13)%	0.93%	(c)
Portfolio Turnover Rate	18.76%		47.31%	37.86%	43.27%

(a)			For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.
(b) Unaudited.
(c) Annualized.
(d)	Total return does not reflect payment of sales charge, if any.
(e)			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)			The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements					(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

______________________________________________________________________________________

1. Organization and Significant Accounting Policies

The Hillman Advantage Equity Fund and The Hillman Focused Advantage Fund, (collectively the “Funds” and individually a “Fund”) are series funds. The Funds are part of the Hillman Capital Management Investment Trust (the “Trust”), which was organized as a Delaware Business Statutory Trust and is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-ended management investment company.

The Hillman Advantage Equity Fund (“Advantage Equity Fund”) commenced operations on December 29, 2000. The investment objective of the Fund is to seek maximum total return through a combination of long-term capital appreciation and current income.

The Hillman Focused Advantage Fund (“Focused Advantage Fund”) commenced operations on December 29, 2000. The investment objective of the Fund is to seek long-term capital appreciation.

The Board of Trustees of the Trust (the “Trustees”) approved, on February 14, 2006, a plan to authorize three new classes of shares for both Funds designated as Class A Shares, Class B Shares, and Class C Shares. On July 18, 2006, the Class A Shares, Class B Shares, and Class C Shares became effective. The Funds currently have an unlimited number of authorized shares, which are divided into four classes – No Load Shares, Class A Shares, Class B Shares, and Class C Shares.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ Class B and Class C shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge. Class B shares are charged at the rate of 5% in the first year and declining to 0% over a six-year period, and Class C shares at a rate of 1% if redeemed in the first year, which is payable to the Distributor of the Trust. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested. The No Load, Class A, Class B, and Class C shares are subject to distribution plan fees as described in Note 3. Class B shares automatically convert into Class A shares after eight years, and Class C shares are automatically converted into the No Load shares after ten years.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In September 2006, Financial Accounting Standards Board (“FASB”) issued Statement on Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

______________________________________________________________________________________

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets as of March 31, 2009:

Fund	Valuation Inputs	Investments In Securities
Advantage Equity	Level 1	$7,551,123
	Level 2	$542,474
	Level 3	-
Focused Advantage	Level 1	$13,491,290
	Level 2	$393,602
	Level 3	-

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Funds bear expenses incurred specifically on their behalf as well as a portion of general trust expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions

The Funds may declare and distribute dividends from net investment income (if any) at the end of each calendar quarter. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2. Transactions with Affiliates

Advisor

The Funds pays a monthly advisory fee to Hillman Capital Management, Inc., (the “Advisor”) based upon the average daily net assets of each Fund and calculated at an annual rate. The Advisor has agreed to

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

______________________________________________________________________________________

waive or reduce its fees and to assume other expenses of each Fund, if necessary, in amounts that limit each Fund’s total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of each Fund for the current six month period ended March 31, 2009.

Fund	Advisor Fees Rate	Expense Limitation Ratio	Advisor Fees Waived	Expenses Reimbursed
Advantage Equity	1.00%	1.24%	$49,446	$66,284
Focused Advantage	1.00%	1.24%	$87,899	$38,550

Administrator

Each Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month per Fund. The Administrator also receives a fee to procure and pay the custodian for each Fund, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. A breakdown of these fees is provided in the following schedule.

Administration Fees (1)		Custody Fees (2)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate	Blue Sky Administration Fees (annual)
First $50 million	0.125%	First $100 million	0.020%	$2,250	All Assets	0.01%	$150 per state
Next $50 million	0.100%	Over $100 million	0.009%	$750 (3)			per class
Over $100 million	0.075%

(1) Subject to a minimum fee of $2,000 per month
(2) Subject to a minimum fee of $400 per month
(3) For each additional class.

Compliance Services

Nottingham Compliance Services, LLC, a fully owned affiliate of The Nottingham Company, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the Securities and Exchange Commission. It receives compensation for this service at an annual rate of $7,750 per Fund.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds. It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,750 per month per Fund, plus $500 per month for each additional class of shares.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. During the six month period ended March 31, 2009, there were no sales charges for the Advantage Equity Fund or Focused Advantage Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

3. Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), of the Trust adopted distribution and service plans pursuant to Rule 12b-1 of the 1940 Act (the “Plans”) applicable to the No Load Shares, Class A Shares, Class B Shares, and Class C Shares. The 1940 Act regulates the manner in which a regulated investment company may assume costs of

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

______________________________________________________________________________________

distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plans provide that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the No Load Shares and Class A Shares or 1.00% per annum of the average daily net assets of the Class B Shares or Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of No Load Shares, Class A Shares, Class B Shares, and Class C Shares in the Funds or support servicing of those classes’ shareholder accounts. See the table below for a breakout of the 12b-1 fees incurred and waived for the Advantage Equity Fund and the Focused Advantage Fund for the six month period ended March 31, 2009.

	Advantage Equity		Focused Advantage
Class	Incurred	Waived	Incurred	Waived
No Load Shares	$12,325	$2,171	$21,436	$3,428
Class A Shares	$18	$10	$251	$8
Class B Shares	$35	$35	$413	$33
Class C Shares	$43	$37	$737	$39

4. Purchases and Sales of Investment Securities

For the six month period ended September 30, 2009 the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Advantage Equity	$3,521,114	$5,993,055
Focused Advantage	$3,526,789	$12,766,316

There were no purchases of long-term U.S. Government Obligations for either Fund during the six month period ended March 31, 2009.

5. Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the tax positions in the open tax years of 2006, 2007, and 2008 and determined that the implementation of Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations. As of and during the year ended March 31, 2009, the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

______________________________________________________________________________________

Distributions during the fiscal year and period ended were characterized for tax purposes as follows:

		Distributions from
Fund	For the six month period or fiscal year ended	Ordinary Income	Long-Term Capital Gains
Advantage Equity	03/31/2009	$72,981	$60,354
	09/30/2008 (a)	$291,078	$1,506,652
	09/30/2007 (a)	$307,074	$1,628,315
Focused Advantage	03/31/2009	$182,899	$ -
	09/30/2008 (a)	$2,124,349	$7,000,971
	09/30/2007 (a)	$1,819,866	$4,778,776

(a) Audited.

Below represents the tax-basis cost of investments for federal income tax purposes at March 31, 2009:

	Advantage Equity	Focused Advantage
Federal Tax Cost	$10,588,649	$23,256,805

Unrealized Appreciation	$258,952	$124,856
Unrealized Depreciation	(2,754,004)	(9,496,769)
Net Unrealized Depreciation	$(2,495,052)	$(9,371,913)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds entered into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect that risk of loss to be remote.

7.	Capital Share Transactions

	Advantage Equity Fund
	No Load Shares		Class A Shares
For the six month period and fiscal year ended	March 31, 2009	September 30, 2008 (a)	March 31, 2009	September 30, 2008 (a)
Transactions in Capital Shares			1,194
Shares sold	11,511	38,588		6,148
Reinvested distributions	17,668	141,795	12	573
Shares repurchased	(347,455)	(542,887)	(6,271)	(1,574)
Net (Decrease) Increase in Capital Shares	(318,276)	(362,504)	(5,065)	5,147
Shares Outstanding, Beginning of Period	1,459,327	1,821,831	6,002	855
Shares Outstanding, End of Period	1,141,051	1,459,327	937	6,002

(a) Audited.

(Continued)

Hillman Capital Management Funds

Notes to Financial Statements (Unaudited)

______________________________________________________________________________________

7. Capital Share Transactions (Continued)

	Advantage Equity Fund
	Class B Shares		Class C Shares
For the six month period and fiscal year ended	March 31, 2009	September 30, 2008 (a)	March 31, 2009	September 30, 2008 (a)
Transactions in Capital Shares			-
Shares sold	-	-		210
Reinvested distributions	14	73	16	74
Shares repurchased	-	-	-	-
Net Increase in Capital Shares	14	73	16	284
Shares Outstanding, Beginning of Period	924	851	1,135	851
Shares Outstanding, End of Period	938	924	1,151	1,135

	Focused Advantage Fund
	No Load Shares		Class A Shares
For the six month period and fiscal year ended	March 31, 2009	September 30, 2008 (a)	March 31, 2009	September 30, 2008 (a)
Transactions in Capital Shares			9,617
Shares sold	82,464	3,385,389		18,335
Reinvested distributions	23,161	642,455	303	2,960
Shares repurchased	(1,117,643)	(7,494,988)	(12,616)	(27,531)
Net Decrease in Capital Shares	(1,012,018)	(3,467,144)	(2,696)	(6,236)
Shares Outstanding, Beginning of Period	3,041,552	6,508,696	30,091	36,327
Shares Outstanding, End of Period	2,029,534	3,041,552	27,395	30,091

	Focused Advantage Fund
	Class B Shares		Class C Shares
For the six month period and fiscal year ended	March 31, 2009	September 30, 2008 (a)	March 31, 2009	September 30, 2008 (a)
Transactions in Capital Shares			5,075
Shares sold	368	5,629		7,306
Reinvested distributions	106	836	191	3,312
Shares repurchased	(2,086)	(1,042)	(16,502)	(16,201)
Net (Decrease) Increase in Capital Shares	(1,612)	5,423	(11,236)	(5,583)
Shares Outstanding, Beginning of Period	12,861	7,438	31,085	36,668
Shares Outstanding, End of Period	11,249	12,861	19,849	31,085

(a) Audited.

(Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)

______________________________________________________________________________________

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information which is available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov

2.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on From N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov , or is available without charge, upon request, by calling the Funds at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Approval of Advisory Agreement During the Period

The Advisor supervises the investments of the Funds pursuant to an Investment Advisory Agreement. At the annual meeting of the Funds’ Board of Trustees on November 18, 2008, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another year. In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, a copy of the Investment Advisory Agreement for the Funds; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Funds, and comparative expense ratio information for other mutual funds with strategies similar to the Funds; and a memorandum from Kilpatrick Stockton LLP (counsel to the Funds) that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor to the Funds, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since each Fund’s inception (including research and

(Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)

______________________________________________________________________________________

recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of Fund shares. The Trustees noted that the Trust’s president, treasurer, principal executive officer, principal financial officer, and chief compliance officer were either employees of the Advisor or retained by the Advisor and serve the Funds without additional compensation from the Funds. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

In considering the investment performance of the Funds and the Advisor, the Trustees compared the short and long-term performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group averages). The Trustees also considered the consistency of the Advisor’s management of each Fund with its investment objective and policies. After reviewing the short and long-term investment performance of the Funds, the Advisor’s experience managing the Funds and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Funds and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds, including any benefits derived or to be derived by the Advisor from the relationship with the Funds, the Trustees considered the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Funds and the Advisor by the principals of the Advisor; the asset level of each Fund; and the overall expenses of each Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Funds and the nature and frequency of advisory fee payments. The Trustees discussed the financial stability and profitability of the Advisor and the Advisor’s prior fee waivers in detail, including the nature and scope of cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Funds, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Funds, and the potential for the Advisor to generate soft dollars from certain of the Funds’ trades that may benefit the Advisor’s other clients as well. The Trustees then compared the fees and expenses of each Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. With respect to each Fund, the Trustees determined that the management fee was higher than the comparable funds and the net expense ratio was higher than some of the comparable funds and lower than others. The Trustees also determined that each Fund’s management fee and net expense ratio were higher than its peer group average. The Trustees noted that each Fund was much smaller in size than its peer group average. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Funds were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangements with the Advisor involved the management fee and voluntary waivers from the Advisor. The Trustees noted that, while the management fees remained the same at all asset levels, the Funds’ shareholders had experienced benefits from the Advisor’s voluntary waiver of advisory fees for the Funds and the Funds’ shareholders would benefit from economies of scale under the Funds’ agreements with service providers other than the Advisor. Following further discussion of the Funds’ asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Funds’ fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the anticipated portfolio turnover rate for the Funds; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”). After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis for past soft dollar payments with broker-dealers, including any broker-dealers affiliated with the Advisor; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Trust’s independent trustees, approved the renewal of the Investment Advisory Agreement.

The Hillman Capital Management

Mutual Funds are a series of the

Hillman Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

NC Shareholder Services, LLC 116 South Franklin Street Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Hillman Capital Management, Inc. 7501 Wisconsin Avenue Suite 1100 E Bethesda, Maryland 20814
Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	hillmancapital.com

Item 2.        CODE OF ETHICS.

    Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

    Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

   Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

   Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Date: June 1, 2009	Mark A. Hillman, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Date: June 1, 2009	Mark A. Hillman, Trustee, President and Principal Executive Officer

By: (Signature and Title)	/s/ John D. Marriott, Jr.
Date: June 1, 2009	John D. Marriott, Jr., Treasurer and Principal Financial Officer